MWT-Q1

Quarterly Report
January 31, 2026
MFS®  Global Total
Return Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 59.9%
Aerospace & Defense – 1.1%
Boeing Co. (a)	5,743	$1,342,254
General Dynamics Corp.	17,567	6,167,598
L3Harris Technologies, Inc.	12,073	4,139,228
Leidos Holdings, Inc.	14,802	2,786,921
		$14,436,001
Airlines – 0.1%
Ryanair Holdings PLC, ADR	33,064	$1,121,295
Alcoholic Beverages – 1.1%
Ambev S.A.	1,931,500	$5,450,150
Diageo PLC	200,483	4,596,414
Heineken N.V.	53,717	4,415,117
		$14,461,681
Apparel Manufacturers – 0.3%
Chow Tai Fook Jewellery Group	775,000	$1,428,553
Compagnie Financiere Richemont S.A.	6,217	1,202,707
LVMH Moet Hennessy Louis Vuitton SE	1,690	1,095,573
		$3,726,833
Automotive – 1.4%
Aptiv PLC (a)	64,466	$4,883,300
Compagnie Generale des Etablissements Michelin	126,600	4,704,547
Lear Corp.	33,917	3,971,342
LKQ Corp.	104,357	3,428,127
PT Astra International Tbk	3,701,200	1,400,216
		$18,387,532
Broadcasting – 0.8%
Omnicom Group, Inc.	100,152	$7,715,710
Publicis Groupe	29,560	2,950,279
		$10,665,989
Brokerage & Asset Managers – 1.8%
Charles Schwab Corp.	159,707	$16,596,751
CME Group, Inc.	17,400	5,029,644
IG Group Holdings PLC	38,860	718,914
		$22,345,309
Business Services – 1.0%
Accenture PLC, “A”	7,516	$1,981,518
Cognizant Technology Solutions Corp., “A”	14,170	1,162,790
Fidelity National Information Services, Inc.	50,476	2,788,799
Fiserv, Inc. (a)	25,457	1,622,375
Sodexo	67,747	3,464,311
Tata Consultancy Services Ltd.	33,035	1,121,870
Verisk Analytics, Inc., “A”	3,490	758,935
		$12,900,598
Chemicals – 0.5%
FUJIFILM Holdings Corp.	91,500	$1,825,152
PPG Industries, Inc.	37,759	4,366,073
		$6,191,225

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 0.8%
Microsoft Corp.	20,355	$8,758,553
Salesforce, Inc.	6,155	1,306,645
		$10,065,198
Computer Software - Systems – 2.8%
Amadeus IT Group S.A.	55,472	$3,722,976
Capgemini	37,612	5,849,340
Hitachi Ltd.	196,200	6,796,512
Hon Hai Precision Industry Co. Ltd.	570,000	3,993,804
Lenovo Group Ltd.	484,000	550,162
NEC Corp.	136,300	4,588,544
Samsung Electronics Co. Ltd.	73,501	8,195,714
Seagate Technology Holdings PLC	5,747	2,342,994
		$36,040,046
Conglomerates – 0.3%
Honeywell International, Inc.	14,591	$3,319,744
Construction – 1.2%
Anhui Conch Cement Co. Ltd.	432,000	$1,372,517
Compagnie de Saint-Gobain S.A.	20,131	1,985,819
Masco Corp.	84,466	5,582,358
Midea Group Co. Ltd., “A”	136,200	1,520,869
Techtronic Industries Co. Ltd.	337,000	4,594,219
		$15,055,782
Consumer Products – 2.2%
Colgate-Palmolive Co.	84,636	$7,641,785
Haleon PLC	841,455	4,362,673
Kenvue, Inc.	465,123	8,093,140
Kimberly-Clark Corp.	47,262	4,725,727
Reckitt Benckiser Group PLC (a)	34,972	2,915,262
		$27,738,587
Consumer Services – 0.1%
Airbnb, Inc., “A” (a)	10,389	$1,344,025
Containers – 0.2%
Smurfit Westrock PLC	52,572	$2,188,572
Electrical Equipment – 1.8%
Amphenol Corp., “A”	5,617	$809,297
Eaton Corp. PLC	7,096	2,493,676
Johnson Controls International PLC	22,172	2,644,233
Legrand S.A.	18,675	2,988,416
Mitsubishi Electric Corp.	217,200	6,778,728
Schneider Electric SE	23,627	6,785,918
		$22,500,268
Electronics – 1.5%
Intel Corp. (a)	55,048	$2,558,081
Kyocera Corp.	344,200	5,133,197
Lam Research Corp.	14,097	3,291,086
NVIDIA Corp.	6,775	1,294,906
NXP Semiconductors N.V.	25,645	5,799,360
SK Square Co. Ltd. (a)	2,697	1,068,007
		$19,144,637

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.2%
ConocoPhillips	66,313	$6,911,804
Phillips 66	45,528	6,536,000
Woodside Energy Group Ltd.	81,968	1,448,079
		$14,895,883
Energy - Integrated – 3.4%
Cenovus Energy, Inc.	155,742	$3,073,321
Chevron Corp.	22,913	4,053,310
Eni S.p.A.	519,976	10,617,306
Exxon Mobil Corp.	45,704	6,462,546
PetroChina Co. Ltd.	3,122,000	3,708,626
Suncor Energy, Inc.	123,216	6,512,581
TotalEnergies SE	124,071	8,993,181
		$43,420,871
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	34,748	$1,419,468
Food & Beverages – 0.9%
Danone S.A.	41,324	$3,225,067
General Mills, Inc.	59,160	2,736,742
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	137,100	519,711
PepsiCo, Inc.	11,478	1,763,365
Tyson Foods, Inc., “A”	30,962	2,022,748
WH Group Ltd.	1,062,500	1,248,544
		$11,516,177
Food & Drug Stores – 1.3%
Albertsons Cos., Inc., “A”	66,532	$1,107,758
Seven & I Holdings Co. Ltd.	302,300	4,318,850
Tesco PLC	2,015,549	11,726,916
		$17,153,524
Gaming & Lodging – 0.1%
FDJ United	33,405	$884,589
OPAP S.A.	11,483	231,393
		$1,115,982
Health Maintenance Organizations – 1.3%
Cigna Group	51,509	$14,119,132
Humana, Inc.	11,737	2,291,062
		$16,410,194
Insurance – 3.0%
Aon PLC	27,428	$9,589,926
Chubb Ltd.	23,389	7,240,299
DB Insurance Co. Ltd.	5,706	565,288
Equitable Holdings, Inc.	56,183	2,606,891
Hartford Insurance Group, Inc.	16,699	2,255,367
Manulife Financial Corp.	105,996	4,037,758
MetLife, Inc.	39,365	3,105,111
Sompo Holdings, Inc.	66,400	2,280,837
Willis Towers Watson PLC	20,300	6,444,641
		$38,126,118
Interactive Media Services – 0.2%
Baidu, Inc., ADR (a)(l)	11,300	$1,730,934
Versant Media Group, Inc. (a)	9,255	301,528
		$2,032,462

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.3%
Brunswick Corp.	24,848	$1,993,307
NetEase, Inc.	90,900	2,385,338
		$4,378,645
Machinery & Tools – 0.8%
AGCO Corp.	11,078	$1,256,356
Daikin Industries Ltd.	9,600	1,152,856
Finning International, Inc.	35,590	2,231,873
GEA Group AG	15,631	1,119,104
Regal Rexnord Corp.	18,892	3,051,058
Wabtec Corp.	6,020	1,385,443
		$10,196,690
Major Banks – 7.2%
ABN AMRO Group N.V., GDR	162,279	$5,974,621
Banca Mediolanum S.p.A.	30,675	718,486
Bank of America Corp.	184,084	9,793,269
BNP Paribas S.A.	134,539	14,544,193
DBS Group Holdings Ltd.	57,190	2,661,464
Goldman Sachs Group, Inc.	4,153	3,884,758
JPMorgan Chase & Co.	13,491	4,126,762
Mitsubishi UFJ Financial Group, Inc.	418,500	7,583,893
National Bank of Greece S.A.	24,757	437,691
NatWest Group PLC	2,109,751	19,203,511
PNC Financial Services Group, Inc.	16,248	3,628,178
Regions Financial Corp.	32,569	928,216
UBS Group AG	319,728	15,050,646
Wells Fargo & Co.	29,702	2,687,734
		$91,223,422
Medical & Health Technology & Services – 0.4%
Fresenius Medical Care AG	17,418	$782,706
ICON PLC (a)	23,664	4,265,436
		$5,048,142
Medical Equipment – 2.6%
Agilent Technologies, Inc.	21,505	$2,878,444
Becton, Dickinson and Co.	68,872	14,014,074
Medtronic PLC	138,551	14,265,211
Waters Corp. (a)	5,012	1,858,049
		$33,015,778
Metals & Mining – 1.8%
Glencore PLC	909,289	$6,211,796
Rio Tinto PLC	82,097	7,569,296
Toyota Tsusho Corp.	178,000	6,447,842
Vale S.A.	131,500	2,106,899
		$22,335,833
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	23,754	$3,951,240
Natural Gas - Pipeline – 0.1%
APA Group	119,923	$739,884
Network & Telecom – 0.3%
LM Ericsson Telephone Co., “B”	350,888	$3,807,672

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.3%
Tenaris S.A.	147,908	$3,289,055
Other Banks & Diversified Financials – 2.2%
China Construction Bank Corp.	4,877,000	$4,938,118
Grupo Financiero Banorte S.A. de C.V.	82,558	933,336
Julius Baer Group Ltd.	55,767	4,661,618
M&T Bank Corp.	5,963	1,321,222
Northern Trust Corp.	96,255	14,383,385
Popular, Inc.	13,431	1,793,441
Sberbank of Russia PJSC (a)(u)	780,516	0
		$28,031,120
Pharmaceuticals – 5.1%
AbbVie, Inc.	23,140	$5,160,451
Johnson & Johnson	74,578	16,947,851
Novartis AG	39,091	5,796,016
Pfizer, Inc.	612,798	16,202,379
Roche Holding AG	28,891	13,106,621
Sandoz Group AG	24,610	1,947,662
Sanofi	59,121	5,550,263
		$64,711,243
Printing & Publishing – 0.5%
Informa PLC	330,234	$3,976,506
Wolters Kluwer N.V.	21,367	1,997,823
		$5,974,329
Railroad & Shipping – 0.4%
Union Pacific Corp.	19,078	$4,485,238
Yangzijiang Shipbuilding Holdings Ltd.	470,300	1,234,810
		$5,720,048
Real Estate – 0.2%
Essential Properties Realty Trust, REIT	39,328	$1,193,998
NNN REIT, Inc.	19,579	815,857
		$2,009,855
Real Estate - Office – 0.2%
Cousins Properties, Inc., REIT	28,267	$713,459
Highwoods Properties, Inc., REIT	52,257	1,350,844
		$2,064,303
Restaurants – 0.3%
Aramark	112,084	$4,314,113
Specialty Chemicals – 0.7%
Akzo Nobel N.V. (l)	42,657	$2,998,414
Axalta Coating Systems Ltd. (a)	51,196	1,719,161
Nitto Denko Corp.	63,000	1,394,663
Shin-Etsu Chemical Co. Ltd.	87,800	2,909,836
		$9,022,074
Specialty Stores – 0.3%
Bath & Body Works, Inc.	27,995	$610,291
Home Depot, Inc.	6,580	2,464,802
Shimamura Co. Ltd.	16,000	1,072,629
		$4,147,722

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 1.4%
Comcast Corp., “A”		231,394	$6,883,971
Hellenic Telecommunications Organization S.A.		99,094	1,852,361
KDDI Corp.		327,400	5,514,139
Koninklijke KPN N.V.		652,182	3,175,747
PT Telekom Indonesia		2,528,400	542,284
			$17,968,502
Tobacco – 1.7%
Altria Group, Inc.		35,765	$2,217,072
British American Tobacco PLC		183,577	10,992,406
Philip Morris International, Inc.		50,317	9,028,883
			$22,238,361
Utilities - Electric Power – 2.3%
CLP Holdings Ltd.		192,000	$1,817,488
Duke Energy Corp.		22,036	2,674,069
E.ON SE		281,885	5,969,275
Edison International		54,283	3,380,745
National Grid PLC		563,584	9,520,219
PG&E Corp.		307,250	4,737,795
Xcel Energy, Inc.		14,980	1,139,379
			$29,238,970
Total Common Stocks			$761,151,002
Bonds – 36.2%
Aerospace & Defense – 0.1%
Boeing Co., 5.805%, 5/01/2050		$671,000	$662,718
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030		310,000	307,585
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		394,000	415,775
			$1,386,078
Asset-Backed & Securitized – 2.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.992%, 11/15/2054 (i)		$7,060,644	$244,955
AA Bond Co. Ltd., 5.5%, 7/31/2032	GBP	300,000	409,178
ACREC 2021-FL1 Ltd., “C”, FLR, 5.941% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		$1,125,500	1,125,381
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		1,234,436	1,247,646
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		386,001	389,351
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		963,474	967,558
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		529,857	535,782
AREIT 2022-CRE6 Trust, “B”, FLR, 5.552% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		620,000	616,966
AREIT 2022-CRE6 Trust, “C”, FLR, 5.852% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		312,000	308,718
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.169% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		1,365,087	1,365,326
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.592%, 4/15/2053 (i)		1,374,735	58,382
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.206%, 7/15/2054 (i)		5,240,867	251,164
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.544%, 2/15/2054 (i)		5,097,507	309,471
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.128%, 3/15/2054 (i)		4,560,595	180,018
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.844%, 6/15/2054 (i)		10,311,247	322,108
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)		13,529,161	620,096
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.238%, 8/15/2054 (i)		12,788,934	609,793
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		377,527	385,879
BX Trust, 2024-PURE, “A”, FLR, 4.152% (CORRA + 1.9%), 11/15/2041 (n)	CAD	960,201	706,472
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		$361,969	304,154
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		148,520	149,205
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		358,483	360,830
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		303,174	305,530
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.757%, 4/15/2054 (i)		6,712,102	187,186
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.957%, 6/15/2063 (i)		6,529,670	233,282
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.024%, 6/15/2064 (i)		6,092,309	241,441

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.789%, 4/15/2065		$1,304,000	$1,221,978
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)		833,333	838,014
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)		607,994	611,405
Empire District Bondco LLC, 4.943%, 1/01/2033		625,469	634,710
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		117,583	117,976
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		119,489	119,946
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)		586,000	587,126
EQT Trust, 2024-EXTR, “A”, 5.331%, 7/05/2041 (n)		543,479	554,952
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		364,160	370,982
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.947% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		396,317	395,902
Home Owner Mortgage Enhanced , 5.077%, 8/25/2060 (n)		259,406	259,688
MF1 2022-FL8 Ltd., “A”, FLR, 5.023% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		241,442	241,295
MF1 2022-FL8 Ltd., “B”, FLR, 5.623% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	603,179
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.26%, 5/15/2054 (i)		4,561,895	196,497
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.14%, 6/15/2054 (i)		8,689,601	324,415
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)		307,060	311,735
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		449,179	452,565
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		793,439	799,709
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		161,710	163,507
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.047% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)		663,237	665,939
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.267% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		1,275,000	1,268,866
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.375% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)		606,325	606,324
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)		403,192	405,744
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		234,812	235,060
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.491%, 8/15/2054 (i)		6,702,517	395,676
			$24,819,062
Automotive – 0.2%
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$420,000	$423,234
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030		599,000	613,261
Hyundai Capital America, 5.25%, 1/08/2027 (n)		234,000	236,832
Hyundai Capital America, 6.375%, 4/08/2030 (n)		370,000	395,208
Hyundai Capital America, 4.5%, 9/18/2030 (n)		175,000	175,064
Volkswagen Bank GmbH , 3.75%, 12/10/2032	EUR	300,000	358,438
			$2,202,037
Broadcasting – 0.1%
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		$496,000	$477,285
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		401,000	384,880
			$862,165
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036		$733,000	$726,505
Jefferies Financial Group Inc., 5.5%, 2/15/2036		516,000	509,353
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	283,637
Low Income Investment Fund, 3.711%, 7/01/2029		300,000	288,752
LPL Holdings, Inc., 4%, 3/15/2029 (n)		875,000	862,899
LPL Holdings, Inc., 5.75%, 6/15/2035		387,000	397,537
LSEG Netherlands B.V., 3%, 11/06/2031	EUR	470,000	551,639
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		$285,000	292,906
The Carlyle Group, Inc., 5.05%, 9/19/2035		663,000	652,567
			$4,565,795
Building – 0.1%
CRH Finance (U.K.) PLC, 4.125%, 12/02/2029	GBP	250,000	$338,235
Ferguson Enterprises, Inc., 5%, 10/03/2034		$677,000	679,831
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		249,000	253,241
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		248,000	252,690

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Vulcan Materials Co., 5.7%, 12/01/2054		$297,000	$295,601
			$1,819,598
Business Services – 0.2%
Accenture Capital, Inc., 4.25%, 10/04/2031		$157,000	$157,020
Accenture Capital, Inc., 4.5%, 10/04/2034		260,000	255,709
Experian Finance PLC, 3.51%, 12/15/2033	EUR	500,000	593,668
Fiserv, Inc., 4.4%, 7/01/2049		$398,000	313,137
Paychex, Inc., 5.1%, 4/15/2030		156,000	160,461
Paychex, Inc., 5.35%, 4/15/2032		309,000	319,439
Visa, Inc., 3.875%, 5/15/2044	EUR	290,000	336,269
			$2,135,703
Cable TV – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$308,000	$318,341
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		268,000	252,236
Comcast Corp., 6.05%, 5/15/2055		402,000	398,218
Videotron Ltd., 3.625%, 6/15/2029 (n)		610,000	595,929
			$1,564,724
Chemicals – 0.0%
DSM B.V., 3.375%, 2/25/2036	EUR	220,000	$253,839
Computer Software – 0.1%
Microsoft Corp., 2.921%, 3/17/2052		$450,000	$293,119
Oracle Corp., 4.8%, 9/26/2032		161,000	155,868
Oracle Corp., 4%, 7/15/2046		199,000	137,304
Sage Group PLC, 2.875%, 2/08/2034	GBP	401,000	466,815
			$1,053,106
Conglomerates – 0.2%
Assa Abloy AB, 3.371%, 9/09/2032	EUR	320,000	$381,215
Regal Rexnord Corp., 6.05%, 4/15/2028		$491,000	508,979
Regal Rexnord Corp., 6.4%, 4/15/2033		178,000	190,216
Smiths Group PLC, 3.625%, 11/13/2033	EUR	570,000	669,669
Veralto Corp., 4.15%, 9/19/2031		277,000	341,564
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$741,000	774,996
			$2,866,639
Consumer Products – 0.1%
L'Oréal S.A., 5%, 5/20/2035 (n)		$571,000	$581,162
Unilever Capital Corp., 2.875%, 10/31/2032	EUR	750,000	875,451
			$1,456,613
Consumer Services – 0.1%
Booking Holdings, Inc., 3%, 11/07/2030	EUR	260,000	$308,280
Pluxee N.V., 3.75%, 9/04/2032		400,000	475,329
			$783,609
Electronics – 0.1%
Broadcom, Inc., 4.55%, 2/15/2032		$306,000	$305,857
Broadcom, Inc., 5.2%, 7/15/2035		298,000	304,513
Broadcom, Inc., 5.7%, 1/15/2056		335,000	337,583
Intel Corp., 5.7%, 2/10/2053		298,000	281,328
			$1,229,281

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 0.7%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$539,000	$570,228
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		442,000	455,628
Ceske Drahy A.S. (Czech Republic), 3.75%, 7/28/2030	EUR	281,000	341,587
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033		496,000	598,112
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$452,585	464,319
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)		238,000	238,000
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		420,000	434,616
Export-Import Bank of India, 5%, 1/12/2036 (n)		1,700,000	1,694,986
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		540,000	555,090
Magyar Fejlesztesi Bank Zrt. (Republic of Hungary), 4.375%, 6/27/2030	EUR	995,000	1,207,220
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)(w)		$200,000	198,951
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		491,000	356,270
Qatar Petroleum, 3.125%, 7/12/2041		449,000	343,344
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		362,000	343,486
Saudi Arabian Oil Co., 6.375%, 6/02/2055		462,000	473,500
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 5.083%, 1/15/2036 (n)		451,000	452,031
			$8,727,368
Emerging Market Sovereign – 6.9%
Czech Republic, 3.5%, 5/30/2035	CZK	13,460,000	$614,636
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		$477,000	484,546
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)	EUR	2,490,000	3,017,418
Hellenic Republic (Republic of Greece), 3.375%, 6/16/2036 (n)		2,945,000	3,469,806
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		1,169,000	1,361,164
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		$519,000	528,476
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		1,200,000	1,184,389
Kingdom of Thailand, 3.45%, 6/17/2043	THB	38,700,000	1,342,874
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	46,991,000	1,260,926
Oriental Republic of Uruguay, 9.75%, 7/20/2033		30,347,000	886,043
Oriental Republic of Uruguay, 8%, 10/29/2035		32,499,996	874,430
People's Republic of China, 3.13%, 11/21/2029	CNY	79,280,000	12,181,030
People's Republic of China, 1.43%, 1/25/2030		43,400,000	6,224,459
People's Republic of China, 2.88%, 2/25/2033		70,520,000	10,981,132
People's Republic of China, 2.27%, 5/25/2034		16,500,000	2,469,807
People's Republic of China, 1.83%, 8/25/2035		7,700,000	1,108,255
People's Republic of China, 1.92%, 7/15/2045		4,400,000	594,293
People's Republic of China, 2.15%, 8/25/2055		6,300,000	881,606
Republic of Chile, 4.7%, 9/01/2030	CLP	2,090,000,000	2,372,748
Republic of Hungary, 4%, 7/25/2029	EUR	1,400,000	1,709,765
Republic of Korea, 1.875%, 6/10/2029	KRW	8,011,970,000	5,323,218
Republic of Korea, 1.375%, 6/10/2030		8,496,200,000	5,412,621
Republic of Korea, 2.5%, 9/10/2030		10,800,000,000	7,205,320
Republic of Peru, 5.375%, 2/08/2035		$2,080,000	2,118,480
Republic of Peru, 6.85%, 8/12/2035	PEN	14,287,000	4,565,338
Republic of Poland, 3.625%, 1/11/2034	EUR	1,000,000	1,207,990
Republic of Romania, 6%, 5/25/2034		$1,412,000	1,436,759
State of Kuwait, 4.016%, 10/09/2028 (n)		525,000	524,493
United Mexican States, 5.85%, 7/02/2032		902,000	921,483
United Mexican States, 7.5%, 5/26/2033	MXN	36,500,000	1,971,472
United Mexican States, 5.625%, 2/09/2034		$414,000	412,485
United Mexican States, 7.75%, 11/23/2034	MXN	29,300,000	1,581,808
United Mexican States, 6.625%, 1/29/2038		$463,000	481,265
United Mexican States, 6.125%, 2/09/2038		1,350,000	1,344,600
			$88,055,135

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 0.1%
Occidental Petroleum Corp., 6.45%, 9/15/2036		$319,000	$340,273
Pioneer Natural Resources Co., 2.15%, 1/15/2031		549,000	498,606
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		479,000	480,352
			$1,319,231
Energy - Integrated – 0.1%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	440,000	$333,349
BP Capital Markets PLC, 6%, 2/19/2173	GBP	520,000	731,872
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	690,000	601,614
			$1,666,835
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		$417,000	$428,682
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		154,000	158,745
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036		199,000	199,416
			$786,843
Financial Institutions – 0.3%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$537,000	$537,204
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		531,000	526,844
Fastighets AB Balder, 4%, 2/19/2032	EUR	290,000	346,911
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$252,000	255,146
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		149,000	159,325
Shurgard Luxembourg S.à r.l., 3.625%, 10/22/2034	EUR	200,000	231,851
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035		400,000	471,812
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		$854,000	851,097
			$3,380,190
Food & Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$251,000	$237,352
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 5/19/2045	EUR	150,000	173,039
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		$512,000	509,929
Bacardi Ltd., 5.15%, 5/15/2038 (n)		558,000	525,436
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		168,000	169,078
Flowers Foods, Inc., 5.75%, 3/15/2035		252,000	250,933
Flowers Foods, Inc., 6.2%, 3/15/2055		140,000	128,353
Heineken N.V., 3.505%, 5/03/2034	EUR	720,000	851,144
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.5%, 1/15/2036		$430,000	436,420
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		230,000	239,071
Kraft Heinz Foods Co., 4.375%, 6/01/2046		472,000	387,343
Magnum ICC Finance B.V., 3.75%, 11/26/2034	EUR	450,000	532,663
Magnum ICC Finance B.V., 4%, 11/26/2037		340,000	397,854
Mars, Inc., 4.8%, 3/01/2030 (n)		$232,000	237,030
Mars, Inc., 5.2%, 3/01/2035 (n)		620,000	634,785
Mars, Inc., 5.7%, 5/01/2055 (n)		536,000	534,218
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	400,000	446,888
			$6,691,536
Forest & Paper Products – 0.1%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$758,000	$752,997
Smurfit Kappa Treasury Co., 3.489%, 11/24/2031	EUR	140,000	167,133
			$920,130
Gaming & Lodging – 0.1%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$289,000	$297,943
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		500,000	506,477
Marriott International, Inc., 2.85%, 4/15/2031		435,000	403,699
Sands China Ltd., 4.375%, 6/18/2030		532,000	523,364
			$1,731,483

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 0.1%
WSP Global, Inc., 5.548%, 11/22/2030	CAD	978,000	$774,284
Insurance – 0.2%
Aviva PLC, 4.625% to 8/28/2036, FLR (EURIBOR - 3mo. + 3.05%) to 8/28/2056	EUR	361,000	$442,521
Corebridge Financial, Inc., 4.35%, 4/05/2042		$364,000	311,310
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		475,000	479,128
Mapfre S.A., 3.125%, 1/20/2032	EUR	400,000	474,059
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$730,000	776,671
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		400,000	436,515
			$2,920,204
Insurance - Health – 0.1%
Bupa Finance PLC, 6.625%, 11/18/2045	GBP	130,000	$177,810
Humana, Inc., 5.375%, 4/15/2031		$233,000	238,652
Humana, Inc., 5.55%, 5/01/2035		713,000	714,974
UnitedHealth Group, Inc., 5.15%, 7/15/2034		692,000	705,996
			$1,837,432
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 5.125%, 3/27/2033		$519,000	$531,449
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		158,000	173,728
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		428,000	419,356
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	974,000	726,940
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035		$372,000	387,398
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		456,000	477,248
Liberty Mutual Group, Inc., 3.875%, 9/26/2035	EUR	620,000	726,151
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		$461,000	445,010
			$3,887,280
International Market Quasi-Sovereign – 0.4%
Aena SME S.A. (Kingdom of Spain), 3.5%, 1/22/2036	EUR	300,000	$352,663
Belfius Bank S.A., 4%, 4/29/2038		200,000	237,753
Electricite de France S.A., 4.625%, 1/25/2043		200,000	237,116
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		410,000	489,389
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 7/14/2032		260,000	308,371
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$390,000	406,834
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		527,000	473,595
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 4/02/2033	EUR	440,000	518,388
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031		770,000	793,447
Swisscom Finance B.V., 3.625%, 11/17/2037		810,000	945,684
			$4,763,240
International Market Sovereign – 7.8%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	12,296,000	$6,465,664
Federal Republic of Germany, 2.6%, 8/15/2035	EUR	2,050,000	2,388,486
Federal Republic of Germany, 2.5%, 8/15/2054		1,020,000	995,503
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	380,016
Government of Bermuda, 5%, 7/15/2032 (n)		1,331,000	1,343,871
Government of Canada, 2%, 6/01/2032	CAD	2,942,000	2,021,881
Government of Canada, 3.25%, 12/01/2034		3,859,000	2,814,223
Government of Canada, 3.25%, 6/01/2035		3,688,000	2,679,769
Government of Canada, 2.75%, 12/01/2055		2,040,000	1,200,658
Government of Japan, 1.3%, 9/20/2030	JPY	893,950,000	5,692,375
Government of Japan, 0.3%, 12/20/2039		748,200,000	3,489,167
Government of Japan, 2.3%, 3/20/2040		302,650,000	1,854,171
Government of Japan, 1.1%, 6/20/2043		95,850,000	459,332
Government of Japan, 0.4%, 3/20/2050		493,400,000	1,597,875
Government of Japan, 0.7%, 12/20/2051		385,200,000	1,277,213
Government of Japan, 3.2%, 9/20/2055		382,050,000	2,297,978

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of New Zealand, 4.5%, 5/15/2030	NZD	2,355,000	$1,453,139
Government of New Zealand, 1.5%, 5/15/2031		1,840,000	973,380
Kingdom of Spain, 3.15%, 4/30/2035 (n)	EUR	2,943,000	3,483,950
Kingdom of Spain, 3.9%, 7/30/2039 (n)		7,388,000	9,067,237
Republic of France, 2.7%, 2/25/2031 (n)		4,365,000	5,168,982
Republic of France, 3.5%, 11/25/2035 (n)		4,500,000	5,364,463
Republic of France, 4.1%, 5/25/2046 (n)		2,205,000	2,604,434
Republic of France, 3.25%, 5/25/2055 (n)		3,140,000	3,038,476
Republic of Iceland, 5%, 11/15/2028	ISK	152,600,000	1,184,900
Republic of Iceland, 6.5%, 1/24/2031		138,000,000	1,110,001
Republic of Italy, 2.85%, 2/01/2031	EUR	2,046,000	2,438,837
Republic of Italy, 1.45%, 3/01/2036		5,527,000	5,451,562
Republic of Italy, 4.1%, 4/30/2046 (n)		4,992,000	5,943,895
Republic of Italy, 4.3%, 10/01/2054 (n)		1,240,000	1,470,157
United Kingdom Treasury, 4%, 10/22/2031	GBP	2,104,000	2,862,553
United Kingdom Treasury, 4.25%, 6/07/2032		1,467,000	2,022,467
United Kingdom Treasury, 1.25%, 10/22/2041		5,654,000	4,600,956
United Kingdom Treasury, 1.5%, 7/22/2047		2,076,000	1,481,536
United Kingdom Treasury, 3.75%, 7/22/2052		2,422,000	2,599,283
			$99,278,390
Internet – 0.0%
Alphabet, Inc., 4%, 5/06/2054	EUR	270,000	$298,965
Local Authorities – 0.2%
Alliander N.V., 3.5%, 5/06/2037	EUR	400,000	$467,150
Province of Alberta, 1.65%, 6/01/2031	CAD	459,000	312,470
Province of British Columbia, 2.95%, 6/18/2050		600,000	334,117
Province of Ontario, 3.25%, 7/03/2035	EUR	730,000	868,950
Province of Ontario, 4.45%, 11/20/2035		$721,000	715,567
			$2,698,254
Major Banks – 1.5%
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$886,000	$813,023
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		436,000	451,032
Bankinter S.A., 3.25%, 11/03/2033	EUR	400,000	470,615
BNP Paribas, 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)		$411,000	414,720
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		616,000	561,217
Danske Bank A.S., 1.549% to 6/09/2028, FLR (EUR ICE Swap Rate - 1yr. + 0.88%) to 9/10/2027 (n)		343,000	337,961
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		368,000	370,869
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		309,000	315,548
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		507,000	512,926
Erste Group Bank AG, 3.75%, 4/21/2036	EUR	300,000	355,873
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$314,000	318,261
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		603,000	603,483
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037		484,000	481,925
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		483,000	495,041
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		511,000	532,400
JPMorgan Chase & Co., 4.603% to 10/22/2029, FLR (SOFR - 1 day + 1.04%) to 10/22/2030		400,000	405,746
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		447,000	398,084
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		416,000	432,665
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR - 1 day + 2.44%) to 4/22/2051		607,000	411,848
mBank S.A., 4.034%, 9/27/2030	EUR	500,000	611,044
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$484,000	434,238
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036		557,000	563,524
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		957,000	929,190
Morgan Stanley, 3.149%, 11/07/2031	EUR	650,000	767,896
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		$824,000	853,042
Nationwide Building Society, 4.351%, 9/30/2030 (n)		567,000	566,036

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Nationwide Building Society, 3.854%, 2/03/2037	EUR	460,000	$546,346
NatWest Markets PLC, 3.125%, 1/13/2031		500,000	594,594
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$590,000	618,951
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		403,000	418,381
UBS Group AG, 3.125%, 2/13/2031	EUR	490,000	581,215
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$941,000	843,793
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		437,000	399,115
UniCredit S.p.A., 2.875%, 7/15/2030	EUR	790,000	936,691
UniCredit S.p.A., 3.725%, 6/10/2035		360,000	428,420
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		$382,000	394,667
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		332,000	309,568
			$19,479,948
Medical & Health Technology & Services – 0.3%
Baxter International, Inc., 4.9%, 12/15/2030		$142,000	$143,058
Baxter International, Inc., 5.65%, 12/15/2035		180,000	181,529
Becton, Dickinson and Co., 4.874%, 2/08/2029		584,000	595,971
HCA, Inc., 4.9%, 11/15/2035		407,000	399,713
HCA, Inc., 5.7%, 11/15/2055		311,000	296,290
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	441,562
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		545,000	333,894
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		319,000	319,605
Thermo Fisher Scientific Finance I B.V., 3.628%, 12/01/2035	EUR	650,000	773,848
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032		$790,000	791,596
			$4,277,066
Medical Equipment – 0.1%
Stryker Corp., 5.2%, 2/10/2035		$586,000	$600,395
Metals & Mining – 0.0%
Glencore Finance Co., 5.55%, 10/25/2042 (n)		$38,000	$37,179
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		538,000	553,801
			$590,980
Midstream – 0.3%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)		$501,000	$512,423
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		554,000	590,164
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		547,000	532,442
Energy Transfer LP, 5.95%, 5/15/2054		415,000	395,668
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		357,985	323,564
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	887,000	625,502
Plains All American Pipeline LP, 5.7%, 9/15/2034		$412,000	424,869
Plains All American Pipeline LP, 5.6%, 1/15/2036		237,000	240,453
Targa Resources Corp., 4.95%, 4/15/2052		622,000	531,073
			$4,176,158
Mortgage-Backed – 3.4%
Fannie Mae, 4.5%, 3/01/2034 - 2/01/2046		$2,215,112	$2,221,380
Fannie Mae, 5.5%, 1/01/2037		7,204	7,513
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		89,318	93,978
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		614,008	628,186
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		672,473	658,555
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,074,352	1,012,493
Fannie Mae, 2.5%, 2/25/2051 (i)		287,134	41,052
Fannie Mae, 4.397%, 9/25/2052		2,462,462	2,445,356
Fannie Mae, 4.497%, 10/25/2052		1,162,195	1,157,976
Fannie Mae, 5.097%, 12/25/2054		573,087	579,393
Fannie Mae, UMBS, 3%, 5/01/2037 - 6/01/2052		1,377,816	1,228,540
Fannie Mae, UMBS, 2%, 3/01/2042 - 3/01/2052		870,234	748,284

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 2.5%, 4/01/2042 - 6/01/2052	$3,245,599	$2,786,101
Fannie Mae, UMBS, 1.5%, 4/01/2052	902,924	699,696
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 6/01/2053	31,802	29,632
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 9/01/2054	2,235,331	2,272,495
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053	511,310	526,267
Fannie Mae, UMBS, 5%, 4/01/2053	414,919	416,478
Fannie Mae, UMBS, 4.5%, 10/01/2053	260,193	255,520
Freddie Mac, 1.372%, 3/25/2027 (i)	1,523,000	20,548
Freddie Mac, 0.558%, 1/25/2030 (i)	2,292,783	48,208
Freddie Mac, 1.797%, 4/25/2030 (i)	3,170,226	210,906
Freddie Mac, 1.838%, 4/25/2030 (i)	2,614,093	181,747
Freddie Mac, 1.665%, 5/25/2030 (i)	3,298,344	212,086
Freddie Mac, 1.798%, 5/25/2030 (i)	7,375,798	513,148
Freddie Mac, 1.341%, 6/25/2030 (i)	3,056,884	160,173
Freddie Mac, 1.597%, 8/25/2030 (i)	2,713,457	173,634
Freddie Mac, 1.168%, 9/25/2030 (i)	1,752,322	84,627
Freddie Mac, 1.08%, 11/25/2030 (i)	3,594,105	166,290
Freddie Mac, 0.319%, 1/25/2031 (i)	13,539,841	166,334
Freddie Mac, 0.509%, 3/25/2031 (i)	16,601,885	353,137
Freddie Mac, 0.938%, 7/25/2031 (i)	3,177,082	146,842
Freddie Mac, 0.536%, 9/25/2031 (i)	13,281,588	356,717
Freddie Mac, 0.854%, 9/25/2031 (i)	4,021,884	166,330
Freddie Mac, 0.567%, 12/25/2031 (i)	3,294,996	91,779
Freddie Mac, 0.905%, 9/25/2034 (i)	2,485,542	168,016
Freddie Mac, 5.5%, 7/01/2037	14,392	15,027
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	678,499	681,935
Freddie Mac, 5%, 7/01/2041	254,144	261,304
Freddie Mac, 2.5%, 11/25/2050 (i)	925,437	150,712
Freddie Mac, 3%, 10/25/2052 (i)	284,069	46,482
Freddie Mac, 4.997%, 8/25/2054	1,091,145	1,101,795
Freddie Mac, 7.647%, 9/25/2055	369,964	385,845
Freddie Mac, UMBS, 3.5%, 1/01/2047	500,445	471,949
Freddie Mac, UMBS, 3%, 6/01/2050 - 5/01/2052	2,909,547	2,589,915
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 9/01/2052	1,870,144	1,599,848
Freddie Mac, UMBS, 2%, 12/01/2051 - 3/01/2052	2,034,873	1,656,351
Freddie Mac, UMBS, 4%, 5/01/2052	112,046	107,947
Freddie Mac, UMBS, 4.5%, 9/01/2052 - 7/01/2053	621,706	611,153
Freddie Mac, UMBS, 5.5%, 10/01/2052	314,922	320,217
Freddie Mac, UMBS, 6%, 11/01/2052 - 2/01/2055	1,472,266	1,517,357
Freddie Mac, UMBS, 6.5%, 11/01/2053 - 11/01/2054	792,014	824,606
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053	616,504	621,359
Ginnie Mae, 3.5%, 6/20/2043 - 10/20/2055	773,376	720,060
Ginnie Mae, 4.089%, 10/20/2045	214,673	210,303
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052	1,909,639	1,655,075
Ginnie Mae, 3%, 10/20/2051 - 11/20/2052	1,933,295	1,747,473
Ginnie Mae, 2%, 1/20/2052 - 6/20/2052	758,677	631,411
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	1,148,945	1,096,464
Ginnie Mae, 4.5%, 9/20/2052 - 11/20/2052	1,132,706	1,114,396
Ginnie Mae, 5.5%, 2/20/2053 - 10/20/2053	519,216	528,174
Ginnie Mae, 4.803%, 11/20/2053	477,981	481,771
Ginnie Mae, 4.753%, 10/20/2054	439,775	441,619
Ginnie Mae, 7.653%, 5/20/2055	454,829	463,277
		$43,083,242

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.4%
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047		$470,000	$473,378
Connecticut Higher Education Supplemental Loan Authority, State Supported Rev., Taxable (CHESLA Loan Program), “C”, 4.668%, 11/15/2034		510,000	491,199
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		265,000	253,931
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		545,000	479,015
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		1,405,000	1,364,865
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		915,000	940,049
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		405,000	342,247
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		545,000	574,690
			$4,919,374
Natural Gas - Distribution – 0.2%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$669,000	$706,755
Engie S.A., 3.25%, 1/11/2032	EUR	200,000	236,987
Sempra, 6.875% to 10/01/2029, FLR (CMT - 5yr. + 2.789%) to 10/01/2054		$239,000	244,987
Vier Gas Transport GmbH, 3.375%, 11/11/2031	EUR	500,000	594,319
Vier Gas Transport GmbH, 3.625%, 9/08/2033		400,000	474,257
			$2,257,305
Network & Telecom – 0.1%
NTT Finance Corp., 5.171%, 7/16/2032 (n)		$728,000	$747,265
NTT Finance Corp., 3.678%, 7/16/2033	EUR	230,000	276,391
NTT Finance Corp., 4.091%, 7/16/2037		168,000	202,803
Orange S.A., 3.125%, 11/13/2031		400,000	474,155
			$1,700,614
Oils – 0.0%
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		$606,000	$496,920
Other Banks & Diversified Financials – 0.5%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$750,000	$795,639
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		438,000	462,454
Bank Hapolaim B.M., 4.722%, 7/14/2029 (n)		707,000	705,688
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		460,000	409,755
CaixaBank S.A. , 3.375%, 6/26/2035	EUR	700,000	822,892
CBQ Finance Ltd., 4.625%, 9/10/2030		$717,000	717,594
Deutsche Bank AG, 3%, 2/07/2031	EUR	500,000	591,473
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		$416,000	441,865
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		400,000	405,548
SNB Funding Ltd., 6%, 6/24/2035		472,000	483,034
			$5,835,942
Pharmaceuticals – 0.3%
AbbVie, Inc., 4.875%, 3/15/2030		$334,000	$343,784
AbbVie, Inc., 5.35%, 3/15/2044		342,000	338,260
AbbVie, Inc., 5.4%, 3/15/2054		427,000	414,139
BMS Ireland Capital Funding DAC, 3.363%, 11/10/2033	EUR	410,000	484,706
Eli Lilly & Co., 5.5%, 2/12/2055		$587,000	584,063
Merck & Co., Inc., 4.75%, 12/04/2035		576,000	571,072
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		302,000	318,901
Roche Holdings, Inc., 5.593%, 11/13/2033 (n)		281,000	299,957
Sandoz Finance B.V., 4%, 3/26/2035	EUR	280,000	338,984
			$3,693,866
Precious Metals & Minerals – 0.0%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$482,000	$508,304

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.1%
Informa PLC, 3.375%, 6/09/2031	EUR	320,000	$380,093
News Corp., 3.875%, 5/15/2029 (n)		$819,000	797,926
			$1,178,019
Railroad & Shipping – 0.1%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$768,000	$756,312
Union Pacific Corp., 3.25%, 2/05/2050		995,000	687,622
			$1,443,934
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 2.75%, 10/01/2026		$283,000	$280,477
COPT Defense Properties, 4.5%, 10/15/2030		476,000	474,854
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		298,000	310,977
Highwoods Realty LP, 5.35%, 1/15/2033		635,000	636,877
			$1,703,185
Real Estate - Retail – 0.3%
Choice Properties, REIT, 5.03%, 2/28/2031	CAD	898,000	$696,307
Hammerson PLC, 3.5%, 4/15/2032	EUR	580,000	679,354
Hammerson PLC, 5.875%, 10/08/2036	GBP	257,000	353,141
Klepierre S.A., 3.75%, 9/30/2037	EUR	300,000	352,185
STORE Capital Corp., REIT, 2.7%, 12/01/2031		$812,000	718,667
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		803,000	792,396
			$3,592,050
Retailers – 0.1%
El Corte Inglés S.A., 3.5%, 7/24/2033	EUR	100,000	$117,123
Home Depot, Inc., 4.875%, 2/15/2044		$281,000	262,819
Home Depot, Inc., 3.625%, 4/15/2052		471,000	346,176
			$726,118
Specialty Chemicals – 0.0%
Linde PLC, 3.4%, 2/14/2036	EUR	300,000	$350,970
Linde PLC, 3.75%, 11/20/2038		200,000	234,943
			$585,913
Specialty Stores – 0.0%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$678,000	$495,799
Supermarkets – 0.1%
Kroger Co., 5.5%, 9/15/2054		$365,000	$348,258
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	300,000	356,579
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	529,000	713,342
			$1,418,179
Supranational – 0.6%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174		$424,000	$423,070
European Union, 3.125%, 12/05/2028	EUR	1,420,000	1,722,010
European Union, 2.75%, 12/13/2032		4,130,000	4,880,036
			$7,025,116
Telecommunications - Wireless – 0.2%
America Movil B.V., 3%, 9/30/2030	EUR	400,000	$473,670
American Tower Corp., 3.625%, 5/30/2032		250,000	299,787
Cellnex Finance Co. S.A., 3%, 1/19/2031		200,000	234,915
T-Mobile USA, Inc., 3.875%, 4/15/2030		$175,000	172,001
T-Mobile USA, Inc., 5.05%, 7/15/2033		387,000	393,238
T-Mobile USA, Inc., 5.75%, 1/15/2034		295,000	311,404

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 3.5%, 2/11/2037	EUR	460,000	$527,317
			$2,412,332
Telephone Services – 0.0%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	310,000	$339,031
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	462,000	$565,976
Imperial Brands Finance PLC, 3.875%, 8/02/2033		390,000	459,811
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		$566,000	584,818
Philip Morris International, Inc., 4.75%, 11/01/2031		605,000	616,393
			$2,226,998
Transportation - Services – 0.3%
Autoroutes du Sud de la France S.A., 3.375%, 1/19/2034	EUR	400,000	$470,960
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		$300,000	316,133
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		562,000	574,198
Heathrow Funding Ltd., 5.625%, 2/05/2034	GBP	330,000	448,407
Heathrow Funding Ltd., 3.875%, 1/16/2036	EUR	590,000	694,809
Heathrow Funding Ltd., 5.875%, 5/13/2041	GBP	310,000	417,943
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	450,000	560,028
Transurban Finance Co. Pty Ltd., 4.033%, 11/26/2037		150,000	178,392
			$3,660,870
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$8,186	$8,185
U.S. Treasury Obligations – 3.5%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$10,215,000	$9,132,450
U.S. Treasury Bonds, 4.75%, 11/15/2053		3,978,000	3,885,853
U.S. Treasury Notes, 4%, 3/31/2030		16,658,000	16,823,929
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		6,435,000	5,977,763
U.S. Treasury Notes, 4.25%, 5/15/2035		7,921,000	7,938,327
			$43,758,322
Utilities - Electric Power – 1.3%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$642,000	$601,140
AEP Texas, Inc., 5.7%, 5/15/2034		588,000	613,248
AEP Transmission Co. LLC, 5.375%, 6/15/2035		455,000	467,892
Amprion GmbH, 3.875%, 6/05/2036	EUR	400,000	475,285
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		$163,000	155,936
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		294,000	247,216
Bruce Power LP, 2.68%, 12/21/2028	CAD	387,000	280,923
Bruce Power LP, 4.27%, 12/21/2034		862,000	634,018
Duke Energy Florida LLC, 6.2%, 11/15/2053		$646,000	691,723
E.ON International Finance B.V., 3.5%, 9/03/2035	EUR	960,000	1,128,604
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	500,000	691,221
Elia Transmission Belgium S.A., 3.5%, 10/08/2035	EUR	200,000	234,016
Emera U.S. Finance LP, 2.639%, 6/15/2031		$951,000	860,185
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		318,000	286,270
Enel Finance International N.V., 5.75%, 9/14/2040	GBP	310,000	416,398
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$656,000	566,937
Eversource Energy, 4.45%, 12/15/2030		155,000	154,742
Eversource Energy, 5.5%, 1/01/2034		303,000	311,702
Florida Power & Light Co., 2.875%, 12/04/2051		665,000	424,746
Georgia Power Co., 4.95%, 5/17/2033		512,000	522,679
Hydro One, Inc., 4.25%, 1/04/2035	CAD	1,022,000	764,400
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$441,000	397,934
Jersey Central Power & Light Co., 5.1%, 1/15/2035		154,000	156,022

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	540,000	$646,399
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		$471,000	478,636
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		373,000	382,667
Pacific Gas & Electric Co., 6.1%, 1/15/2029		159,000	166,756
Pacific Gas & Electric Co., 6.4%, 6/15/2033		113,000	121,765
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		713,000	680,402
PSEG Power LLC, 5.2%, 5/15/2030 (n)		613,000	628,846
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	560,000	659,059
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)		$476,000	475,333
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)		476,000	473,439
Xcel Energy, Inc., 5.5%, 3/15/2034		275,000	283,154
Xcel Energy, Inc., 5.6%, 4/15/2035		57,000	58,870
			$16,138,563
Utilities - Gas – 0.3%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$339,000	$339,749
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	910,000	943,074
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$200,000	200,915
EP Infrastructure A.S., 4.125%, 2/27/2033	EUR	763,000	904,452
EP Infrastructure A.S., 4.375%, 1/29/2034		285,000	339,438
Spire, Inc., 6.25%, 6/01/2056		$654,000	651,728
			$3,379,356
Utilities - Other – 0.1%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	490,000	$586,646
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2037		410,000	479,398
			$1,066,044
Total Bonds			$459,513,177
Preferred Stocks – 0.9%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.		28,830	$2,351,426
Consumer Products – 0.7%
Henkel AG & Co. KGaA		103,330	$9,083,281
Total Preferred Stocks			$11,434,707
Convertible Preferred Stocks – 0.6%
Aerospace & Defense – 0.2%
Boeing Co., 6%, 10/15/2027		26,865	$2,007,353
Utilities - Electric Power – 0.4%
NextEra Energy, Inc., 7.234%, 11/01/2027		64,080	$3,273,206
PG&E Corp., 6%, 12/01/2027		43,713	1,746,772
			$5,019,978
Total Convertible Preferred Stocks			$7,027,331
Convertible Bonds – 0.0%
Utilities - Electric Power – 0.0%
PG&E Corp., 4.25%, 12/01/2027		$594,000	$603,207
Mutual Funds (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 3.73% (v)		22,411,649	$22,416,131

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
OTC Swaptions – 0.0%
iTraxx Europe Main Series 44 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – 4/15/2026 @ 3.25%	Put	Citibank N.A.	$13,690,000	N/A	$46,923

Issuer	Shares/Par
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.64% (j)	1,470,887	$1,470,887

Other Assets, Less Liabilities – 0.5%		5,954,227
Net Assets – 100.0%		$1,269,617,592

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,416,131 and
$1,241,247,234, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $103,180,504, representing 8.1% of net assets.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

GDR	Global Depositary Receipt
GNMA	Government National Mortgage Assn.
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso

Derivative Contracts at 1/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	5,432,569	USD	3,646,873	Barclays Bank PLC	4/17/2026	$135,148
AUD	1,405,071	USD	946,223	HSBC Bank	4/17/2026	31,952
AUD	360,824	USD	242,368	Merrill Lynch International	4/17/2026	8,829
CHF	2,269,308	USD	2,875,301	HSBC Bank	4/17/2026	83,810
CHF	154,153	USD	194,661	State Street Corp.	4/17/2026	6,350
CLP	1,426,852,269	USD	1,525,773	JPMorgan Chase Bank N.A.	2/19/2026	106,834
CNH	96,337,442	USD	13,880,676	Goldman Sachs International	4/17/2026	18,760
CNH	16,770,944	USD	2,418,200	Merrill Lynch International	4/17/2026	1,489
CZK	47,901,237	USD	2,296,075	HSBC Bank	4/17/2026	38,753
DKK	6,183,162	USD	968,718	State Street Corp.	4/17/2026	16,874
EUR	431,632	USD	506,276	Barclays Bank PLC	4/17/2026	7,158
EUR	1,232,440	USD	1,457,933	Citibank N.A.	4/17/2026	8,075
EUR	7,462,444	USD	8,729,522	HSBC Bank	4/17/2026	147,178
EUR	4,288,302	USD	5,014,050	JPMorgan Chase Bank N.A.	4/17/2026	86,957
EUR	870,729	USD	1,017,267	Merrill Lynch International	4/17/2026	18,479
EUR	2,531,238	USD	2,970,633	NatWest Markets PLC	4/17/2026	40,316
EUR	3,865,857	USD	4,517,821	State Street Corp.	4/17/2026	80,680
GBP	179,400	USD	241,145	BNP Paribas	4/17/2026	4,310
GBP	252,161	USD	339,184	HSBC Bank	4/17/2026	5,824
HUF	120,482,174	USD	361,011	State Street Corp.	4/17/2026	11,562
ILS	2,693,926	USD	851,639	Barclays Bank PLC	2/20/2026	17,560
JPY	336,668,931	USD	2,132,724	HSBC Bank	4/17/2026	56,429
JPY	2,947,559,408	USD	18,688,108	JPMorgan Chase Bank N.A.	4/17/2026	478,070
JPY	114,339,639	USD	729,980	Morgan Stanley Capital Services LLC	4/17/2026	13,501
KRW	1,133,698,924	USD	789,484	Barclays Bank PLC	4/15/2026	195
KRW	8,542,050,000	USD	5,848,566	Citibank N.A.	4/15/2026	101,408
KRW	2,265,574,642	USD	1,573,644	Citibank N.A.	4/16/2026	4,506
MYR	8,145,853	USD	2,005,133	Barclays Bank PLC	4/15/2026	64,511
NOK	3,555,652	USD	352,963	HSBC Bank	4/17/2026	16,098
NOK	24,704,742	USD	2,523,802	JPMorgan Chase Bank N.A.	4/17/2026	40,440
NZD	317,324	USD	183,661	Barclays Bank PLC	4/17/2026	7,925
PLN	5,501,924	USD	1,525,257	Barclays Bank PLC	4/17/2026	23,148
RON	2,511,859	USD	571,891	Citibank N.A.	4/17/2026	10,563
SEK	17,879,699	USD	1,949,124	State Street Corp.	4/17/2026	65,722

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
SGD	1,369,201	USD	1,072,010	State Street Corp.	4/17/2026	$9,820
USD	846,207	AUD	1,205,915	State Street Corp.	4/17/2026	6,679
USD	1,216,766	CLP	1,061,385,000	Citibank N.A.	2/19/2026	2,327
USD	466,066	EUR	387,660	NatWest Markets PLC	4/17/2026	4,937
USD	1,990,351	EUR	1,656,177	State Street Corp.	4/17/2026	20,300
USD	452,078	GBP	327,766	State Street Corp.	4/17/2026	3,628
USD	5,179,662	THB	161,043,407	Barclays Bank PLC	4/17/2026	60,045
						$1,867,150
Liability Derivatives
CNH	6,736,593	USD	972,181	Goldman Sachs International	4/17/2026	$(235)
CNH	1,682,829	USD	242,798	State Street Corp.	4/17/2026	(1)
EUR	483,587	USD	581,452	State Street Corp.	4/17/2026	(6,217)
IDR	32,912,654,350	USD	1,960,370	Merrill Lynch International	4/30/2026	(2,429)
SGD	3,072,116	USD	2,443,363	Merrill Lynch International	4/17/2026	(16,030)
THB	101,965,305	USD	3,282,110	Chase Manhattan Bank	4/17/2026	(40,603)
USD	2,263,997	CAD	3,131,432	Merrill Lynch International	4/17/2026	(42,821)
USD	1,500,237	CAD	2,049,882	State Street Corp.	4/17/2026	(9,840)
USD	142,657	CHF	112,512	Citibank N.A.	4/17/2026	(4,055)
USD	586,115	CLP	520,751,000	JPMorgan Chase Bank N.A.	2/19/2026	(9,730)
USD	387,989	CNH	2,691,767	Goldman Sachs International	4/17/2026	(375)
USD	494,480	CNH	3,431,000	State Street Corp.	4/17/2026	(540)
USD	1,479,414	CZK	30,760,083	Citibank N.A.	4/17/2026	(19,911)
USD	484,008	CZK	9,946,691	State Street Corp.	4/17/2026	(819)
USD	48,606	DKK	306,217	Morgan Stanley Capital Services LLC	4/17/2026	(205)
USD	6,361,444	EUR	5,434,768	HSBC Bank	4/17/2026	(103,304)
USD	465,279	EUR	397,028	JPMorgan Chase Bank N.A.	4/17/2026	(6,992)
USD	1,285,808	EUR	1,097,064	Morgan Stanley Capital Services LLC	4/17/2026	(19,167)
USD	7,876,472	EUR	6,720,224	State Street Corp.	4/17/2026	(117,344)
USD	1,847,795	GBP	1,373,716	HSBC Bank	4/17/2026	(31,729)
USD	951,794	GBP	706,826	JPMorgan Chase Bank N.A.	4/17/2026	(15,288)
USD	15,680	INR	1,452,043	JPMorgan Chase Bank N.A.	4/30/2026	(3)
USD	17,869,592	KRW	25,998,112,381	Citibank N.A.	4/15/2026	(239,419)
USD	725,047	KRW	1,059,080,000	Morgan Stanley Capital Services LLC	4/15/2026	(12,657)
USD	518,934	MXN	9,329,131	Barclays Bank PLC	4/17/2026	(11,221)
USD	2,348,303	NOK	23,677,402	JPMorgan Chase Bank N.A.	4/17/2026	(109,306)
USD	669,891	NZD	1,161,573	HSBC Bank	4/17/2026	(31,418)
USD	1,068,919	NZD	1,846,739	State Street Corp.	4/17/2026	(46,065)
USD	145,709	SEK	1,301,900	Barclays Bank PLC	4/17/2026	(1,001)
USD	2,420,963	SGD	3,102,707	Merrill Lynch International	4/17/2026	(30,540)
						$(929,265)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 3 yr	Short	AUD	250	$18,240,926	March – 2026	$48,478
Canadian Treasury Bond 10 yr	Short	CAD	20	1,778,431	March – 2026	24,469
Euro-Bobl 5 yr	Long	EUR	98	13,545,919	March – 2026	25,266
Euro-Bund 10 yr	Short	EUR	172	26,131,325	March – 2026	88,321
Euro-Buxl 30 yr	Short	EUR	32	4,167,880	March – 2026	16,595

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
Euro-Schatz 2 yr	Long	EUR	215	$27,244,766	March – 2026	$42,413
U.S. Treasury Ultra Bond 30 yr	Short	USD	6	704,625	March – 2026	20,227
U.S. Treasury Ultra Note 10 yr	Short	USD	237	27,055,031	March – 2026	198,667
						$464,436
Liability Derivatives
Interest Rate Futures
Long Gilt 10 yr	Long	GBP	2	$248,629	March – 2026	$(2,607)
U.S. Treasury Bond 30 yr	Long	USD	14	1,611,750	March – 2026	(30,679)
U.S. Treasury Note 10 yr	Long	USD	14	1,565,594	March – 2026	(20,828)
U.S. Treasury Note 2 yr	Long	USD	272	56,709,875	March – 2026	(45,350)
U.S. Treasury Note 5 yr	Long	USD	113	12,309,055	March – 2026	(9,915)
						$(109,379)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	38,000,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$14,366	$—	$14,366
Liability Derivatives
Interest Rate Swaps
12/13/29	CNY	50,200,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	$(25,269)	$94	$(25,175)
11/26/30	CNY	21,400,000	centrally cleared	1.5772% / Quarterly	CFRR / Quarterly	(6,048)	—	(6,048)
						$(31,317)	$94	$(31,223)
Inflation Swaps
10/14/28	USD	26,500,000	centrally cleared	CPI-U / Annually	2.74% / Annually	$(142,086)	$—	$(142,086)
						$(173,403)	$94	$(173,309)
At January 31, 2026, the fund had liquid securities collateral with an aggregate value of $2,276,489 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$397,017,049	$—	$—	$397,017,049
United Kingdom	81,793,913	—	—	81,793,913
France	63,021,496	—	—	63,021,496
Japan	57,797,678	—	—	57,797,678
Switzerland	41,765,270	—	—	41,765,270
Netherlands	18,561,722	—	—	18,561,722
China	18,154,828	—	—	18,154,828
Germany	16,954,366	—	—	16,954,366
Canada	15,855,533	—	—	15,855,533
Other Countries	68,691,185	—	0	68,691,185
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	43,766,507	—	43,766,507
Non - U.S. Sovereign Debt	—	207,849,249	—	207,849,249
Municipal Bonds	—	4,919,374	—	4,919,374
U.S. Corporate Bonds	—	71,895,605	—	71,895,605
Residential Mortgage-Backed Securities	—	49,948,826	—	49,948,826
Commercial Mortgage-Backed Securities	—	9,403,971	—	9,403,971
Asset-Backed Securities (including CDOs)	—	8,549,507	—	8,549,507
Foreign Bonds	—	63,783,345	—	63,783,345
Purchased Options	—	46,923	—	46,923
Investment Companies	23,887,018	—	—	23,887,018
Total	$803,500,058	$460,163,307	$0	$1,263,663,365
Other Financial Instruments
Futures Contracts – Assets	$464,436	$—	$—	$464,436
Futures Contracts – Liabilities	(109,379)	—	—	(109,379)
Forward Foreign Currency Exchange Contracts – Assets	—	1,867,150	—	1,867,150
Forward Foreign Currency Exchange Contracts – Liabilities	—	(929,265)	—	(929,265)
Swap Agreements – Assets	—	14,366	—	14,366
Swap Agreements – Liabilities	—	(173,309)	—	(173,309)
For further information regarding security characteristics, see the Portfolio of Investments.  At January 31, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at October 31, 2025.
(2) Securities Lending Collateral
At January 31, 2026, the value of securities loaned was $3,975,039. These loans were collateralized by cash of $1,470,887 and
U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $2,723,925.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$25,218,111	$124,945,269	$127,746,621	$(959)	$331	$22,416,131

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$205,876	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2026, are as follows:
United States	47.8%
United Kingdom	8.6%
France	6.6%
Japan	6.1%
China	5.4%
Switzerland	3.5%
Canada	2.7%
Italy	2.6%
Germany	2.6%
Other Countries	14.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.